Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2018
Significant Accounting Policies [Abstract]
Principles of consolidation

a.
Principles of consolidation:  The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Castor and its subsidiary. All intercompany balances and transactions have been eliminated upon consolidation. The Company's fiscal year end is September 30.

Use of estimates

b.
Use of estimates:  The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessel. Actual results may differ from these estimates.

Other comprehensive income

c.
Other comprehensive income: The Company follows the accounting guidance relating to comprehensive income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity. The Company has no other comprehensive income (loss) items and, accordingly, comprehensive income equals net income for the period presented.

Foreign currency translation

d.
Foreign currency translation:  The Company's reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transaction. On the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and  any gains and losses are included in the consolidated statements of comprehensive income.

Cash and cash equivalents
e.	Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Accounts receivable trade

f.
Accounts receivable trade: Accounts receivable trade reflect receivables from vessel charters. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts for the periods presented was zero.

Inventories

g.
Inventories:  Inventories consist of lubricants and provisions on board of the vessel. Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method. We adopted Accounting Standard Update No. 2015-11, “Simplifying the Measurement of Inventory” prospectively effective October 1, 2017 that requires the inventory to be measured at the lower of cost and net realizable value. There was no impact on the consolidated financial statements as a result of the adoption of the new accounting standard.

Vessels, net

h.
Vessel, net:  Vessel, net is stated at cost net of accumulated depreciation. The cost of vessel consists of the contract price plus any direct expenses incurred upon acquisition, including improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel. Repairs and maintenance are expensed as incurred.

Impairment of long lived assets

i.
Impairment of long‑lived assets: The Company reviews its vessel for impairment whenever events or changes in circumstances indicate that the carrying amount of the vessel may not be recoverable. When the estimate of future undiscounted cash flows expected to be generated by the use of the vessel is less than her carrying amount, the Company evaluates the vessel for an impairment loss. Measurement of the impairment loss is based on the fair value of the vessel in comparison to its carrying value. In this respect, management regularly reviews the carrying amount of the vessel in connection with her estimated recoverable amount. There were no indications that the carrying value of the vessel is not recoverable as of September 30, 2017 and 2018.

Vessel depreciation

j.
Vessel depreciation:  Depreciation is computed using the straight‑line method over the estimated useful life of the vessel, after considering the estimated salvage value. The vessel's salvage value is equal to the product of her lightweight tonnage and estimated scrap rate. Management estimates the useful life of the vessel to be 25 years from the date of initial delivery from the shipyard and for a second-hand it is depreciated from the date of her acquisition through her remaining estimated useful life.

Dry-docking and special survey costs

k.
Dry-docking and special survey costs:  Dry-docking and special survey costs are accounted under the deferral method whereby the actual costs incurred are deferred and are amortized on a straight‑line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works as well as lodging and subsistence of personnel sent to the yard site to supervise. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off, as dry-docking expenses. Unamortized balances of vessels that are sold are written‑off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale. The amortization charge is presented within Depreciation and amortization in the consolidated statement of  comprehensive income.

Revenue and expense recognition

l.
Revenue and expense recognition: The Company generates its revenues from charterers for the charterhire of its vessel. The vessel may be chartered under either voyage charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charterhire rate, if applicable. If a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee, and the collection of the related revenue is reasonably assured, revenue is recognized, as it is earned ratably over the duration of the period of each voyage or time charter. Revenue is shown net of address commissions payable directly to charterers under the relevant charter agreements. Address commissions represent discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. A voyage is deemed to commence upon the later of the completion of discharge of vessel’s previous cargo or upon arrival to the agreed upon port, based on the terms of a voyage contract that is not cancellable and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by the charterer to the vessel owner when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized as it is earned. Deferred revenue includes cash received prior to the balance sheet date and is related to revenue earned after such date.

Voyage expenses, consisting of: (a) port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under the time charter arrangements or by the Company under voyage charter arrangements, and (b) brokerage commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for brokerage commissions. Commissions paid to brokers are deferred and amortized over the related charter period to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned. At the inception of a time charter, the Company records the difference between the cost of bunker fuel delivered by the terminating charterer and the bunker fuel sold to the new charterer as a gain or loss within voyage expenses.

The Company did not enter to any voyage charters during the period under review.

Derivatives instruments

m.
Derivative instruments: The Company is exposed to changes in the spot market rates associated with the deployment of its vessel and its objective is to manage the impact of such changes in its cash flows. In this respect, from time to time, the Company may engage in certain forward freight agreements. When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in earnings. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets and liabilities through earnings, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in earnings. As of September 30, 2017 and 2018, there were no open derivative instruments.

Fair value measurements

n.
Fair value measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the consolidated financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles.

Earnings/(losses) per common share

o.
Earnings/(losses) per common share: Basic earnings/(losses) per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period. Dividends on cumulative redeemable perpetual preferred shares reduce the income available to common shareholders, (whether or not earned). Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Commitments and contingencies

p.
Commitments and contingencies: Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:

ASU 2014-09 Revenue from Contracts with Customers:

On May 28, 2014, the FASB issued the ASU No 2014-09 Revenue from Contracts with Customers. ASU 2014-09, as amended, outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This update is effective for private entities with reporting periods beginning after December 15, 2018 and interim periods within annual reporting periods beginning after December 15, 2019. The implementation of this standard is not expected to have an impact on the Company’s financial statements since the revenues are generated largely from time charters, which will be accounted under the Leases standard and the Company’s accounting for revenue from voyage charters is consistent with ASU 2014-09. The Company does not intend to early adopt  ASU 2014-09.

ASU No. 2016-02, Leases:

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The main provision of this ASU, as amended by ASU-2018-11, is the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. Accounting by lessors will remain largely unchanged from current U.S. GAAP. Lessors may elect not to separate lease and non-lease components when certain conditions are met. The requirements of this standard include an increase in required disclosures. The Company expects that its time charter arrangements will be subject to the requirements of the new Leases standard as the Company will be regarded as the lessor. The new leases standard requires either a modified retrospective transition approach for all leases existing at, or entered into after the date of initial application, with an option to use certain transition relief or as a cumulative-effect adjustment to the beginning balance of retained earnings in the period of adoption. This update is effective for public entities with reporting periods beginning after December 15, 2018, including interim periods within those years and for private entities with reporting periods beginning after December 15, 2019 and interim periods within annual reporting periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently evaluating the impact, if any, of the adoption of this new standard.